Allowance for loan losses and credit quality Narrative Data (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Recorded Investment	$ 2.9	$ 2.2
Troubled Debt Resturctured Loans, Number to Subsequently Default	0	0
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Number of Modifications	3	1
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Number of Modifications	2
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled Debt Restructured Loans, Number of Modifications	5	3